PARTY-IN-INTEREST TRANSACTIONS - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Shares Value	$ 38,556,819	$ 33,716,275
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Microsoft Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	11,889	11,883
EBP, Shares Value	$ 5,749,758	$ 5,008,685
Common stock dividend income	$ 40,387